CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ₪ in Millions, $ in Millions		Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)		Dec. 31, 2017 ILS (₪)
CURRENT ASSETS
Cash and cash equivalents | ₪			₪ 416		₪ 867
Short-term deposits | ₪					150
Trade receivables | ₪			656		808
Other receivables and prepaid expenses | ₪			33		48
Deferred expenses - right of use | ₪			51		43
Inventories | ₪			98		93
CURRENT ASSETS, TOTAL | ₪			1,254		2,009
NON CURRENT ASSETS
Trade receivables | ₪			260		232
Prepaid expenses and other | ₪			4		5
Deferred expenses - right of use | ₪			185		133
Property and equipment | ₪			1,211		1,180
Intangible and other assets | ₪			617		697
Goodwill | ₪			407		407
Deferred income tax asset | ₪			38		55
NON CURRENT ASSETS, TOTAL | ₪			2,722		2,709
TOTAL ASSETS | ₪			3,976		4,718
CURRENT LIABILITIES
Current maturities of notes payable and borrowings | ₪			162		705
Trade payables | ₪			711		787
Payables in respect of employees | ₪			96		91
Other payables (mainly institutions) | ₪			10		31
Income tax payable | ₪			35		50
Deferred revenues from HOT mobile | ₪			31		31
Other deferred revenues | ₪			41		41
Provisions | ₪			64		75
CURRENT LIABILITIES, TOTAL | ₪			1,150		1,811
NON CURRENT LIABILITIES
Notes payable | ₪			1,013		975
Borrowings from banks and others | ₪			191		243
Liability for employee rights upon retirement, net | ₪			40		40
Dismantling and restoring sites obligation | ₪			13		27
Deferred revenues from HOT mobile | ₪			133		164
Other non-current liabilities | ₪			30		24
NON CURRENT LIABILITIES, TOTAL | ₪			1,420		1,473
TOTAL LIABILITIES | ₪			2,570		3,284
EQUITY
Share capital - ordinary shares of NIS 0.01 par value: authorized - December 31, 2017 and 2018 - 235,000,000 shares; issued and outstanding - December 31, 2017 - 168,243,913 shares December 31, 2018 - 162,628,397 shares | ₪			2		2	[1]
Capital surplus | ₪			1,102		1,164
Accumulated retained earnings | ₪			563		491
Treasury shares, at cost - December 31, 2017 - 2,850,472 shares December 31, 2018 - 8,560,264 shares | ₪			(261)		(223)	[2]
Non-controlling interests | ₪				[3]
TOTAL EQUITY | ₪			1,406		1,434
TOTAL LIABILITIES AND EQUITY | ₪			₪ 3,976		₪ 4,718
Convenience translation into U.S. dollars [Member]
CURRENT ASSETS
Cash and cash equivalents | $		$ 111
Short-term deposits | $
Trade receivables | $		175
Other receivables and prepaid expenses | $		9
Deferred expenses - right of use | $		14
Inventories | $		26
CURRENT ASSETS, TOTAL | $		335
NON CURRENT ASSETS
Trade receivables | $		69
Prepaid expenses and other | $		1
Deferred expenses - right of use | $		49
Property and equipment | $		323
Intangible and other assets | $		164
Goodwill | $		109
Deferred income tax asset | $		10
NON CURRENT ASSETS, TOTAL | $		725
TOTAL ASSETS | $		1,060
CURRENT LIABILITIES
Current maturities of notes payable and borrowings | $		43
Trade payables | $		190
Payables in respect of employees | $		26
Other payables (mainly institutions) | $		3
Income tax payable | $		9
Deferred revenues from HOT mobile | $		8
Other deferred revenues | $		11
Provisions | $		17
CURRENT LIABILITIES, TOTAL | $		307
NON CURRENT LIABILITIES
Notes payable | $		270
Borrowings from banks and others | $		51
Liability for employee rights upon retirement, net | $		11
Dismantling and restoring sites obligation | $		3
Deferred revenues from HOT mobile | $		35
Other non-current liabilities | $		8
NON CURRENT LIABILITIES, TOTAL | $		378
TOTAL LIABILITIES | $		685
EQUITY
Share capital - ordinary shares of NIS 0.01 par value: authorized - December 31, 2017 and 2018 - 235,000,000 shares; issued and outstanding - December 31, 2017 - 168,243,913 shares December 31, 2018 - 162,628,397 shares | $		1
Capital surplus | $		294
Accumulated retained earnings | $		150
Treasury shares, at cost - December 31, 2017 - 2,850,472 shares December 31, 2018 - 8,560,264 shares | $		(70)
Non-controlling interests | $	[3]
TOTAL EQUITY | $		375
TOTAL LIABILITIES AND EQUITY | $		$ 1,060

[1]	Net of treasury shares.
[2]	Including shares held by trustee under the Company's Equity Incentive Plan, see note 21(a), such shares will become outstanding upon completion of vesting conditions, see note 21(b)
[3]	Representing an amount of less than 1 million.